Non-current assets - Financial assets (Tables)	12 Months Ended
Jun. 30, 2020
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Summary of non-current assets - financial assets

	2020	2019
	A$’000	A$’000

Listed ordinary shares - FVTPL	—	25
Unlisted shares and options - FVTPL	—	143

	—	168